Income tax expense - Summary of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets Explanatory (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 114,422
Less than 1 year
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	9,207
1~2 years
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	19,979
2~3 years
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	9,006
More than 3 years
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 76,230